                                                               Annual Report to
                                                      Shareholders for the Year
                                                            Ended July 31, 1998




                                 [ZURICH LOGO]




                               Zurich Money Funds

TABLE OF CONTENTS

SUBJECT                              PAGE


1
Fund objectives
2
Performance summary
5
Variables affecting performance
6
Performance update
9
Terms to know
10
Portfolio composition
11
Portfolio of investments
28
Report of independent auditors
30
Financial statements
36
Financial highlights

FUND OBJECTIVES

Zurich Money Funds is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below. Each Fund seeks to maintain a net asset value of $1.00 per share, however there is no assurance that a $1.00 value will be maintained. An investment in money market funds is neither insured nor guaranteed by the U.S. Government.

ZURICH MONEY MARKET FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

ZURICH GOVERNMENT MONEY FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ZURICH TAX-FREE MONEY FUND

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

2


PERFORMANCE SUMMARY

ZURICH MONEY MARKET FUND


YIELD COMPARISON                     FUND YIELD VS. FIRST TIER MONEY MARKET FUNDS
Zurich Money Market
Fund is compared to                     [WEEKLY 7-DAY AVERAGE YIELD BAR GRAPH]
its IBC Financial Data
category -- The First
Tier Money Market Fund                             FUND YIELD          FIRST TIER
Average which consists                                              MONEY MARKET FUNDS
of all
non-institutional                      8/8/97        5.27%                4.95%
taxable money market                   9/5/97        5.24%                4.95%
funds investing in                    10/3/97        5.25%                4.95%
only first tier                       11/7/97        5.22%                4.95%
(highest rating)                     12/05/97        5.31%                5.00%
securities tracked by                 1/02/98        5.47%                5.07%
IBC Financial Data.                   2/06/98        5.30%                4.99%
Returns are historical                3/06/98        5.21%                4.96%
and do not guarantee                  4/03/98        5.21%                4.93%
future results. Fund                  5/01/98        5.21%                4.90%
yields fluctuate.                     6/05/98        5.18%                4.92%
                                      7/03/98        5.18%                4.94%
7-day yield is the                    7/31/98        5.20%                4.92%
annualized net
investment income per
share for the period
shown. Gains or losses
are not included.

LIPPER RANKING                               LIPPER RANKING
Lipper Analytical
Services, Inc.                  TOP 10%           #31 OF 302 FUNDS         1 YEAR
rankings are based            -----------------------------------------------------
upon changes in net             TOP 11%           #21 OF 189 FUNDS         5 YEARS
asset value with all          -----------------------------------------------------
dividends reinvested            TOP 8%            #10 OF 121 FUNDS        10 YEARS
for the periods               -----------------------------------------------------
indicated as of                 TOP FUND          #1 OF 33 FUNDS          20 YEARS
7/31/98. Rankings are
historical and do not
guarantee future
performance. The
Lipper category used
for comparison is the
Lipper Money Market
Instrument Fund
category.

10-YEAR PERFORMANCE                               10-YEAR PERFORMANCE
This chart shows the
value of a                     [PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT BAR GRAPH]
hypothetical $10,000
investment in Zurich                    8/1/88                        $10,000
Money Market Fund over                 7/31/89                        $10,903
the past 10 fiscal                     7/31/90                        $11,830
years with all                         7/31/91                        $12,680
dividends reinvested.                  7/31/92                        $13,243
The returns shown are                  7/31/93                        $13,635
historical and do not                  7/31/94                        $14,071
represent future                       7/31/95                        $14,822
performance.                           7/31/96                        $15,618
                                       7/31/97                        $16,442
                                       7/31/98                        $17,323

ZURICH GOVERNMENT MONEY FUND


YIELD COMPARISON                   FUND YIELD VS. GOVERNMENT MONEY MARKET FUNDS
Zurich Government
Money Fund is compared                [WEEKLY 7-DAY AVERAGE YIELD BAR GRAPH]
to its IBC Financial
Data category -- The                      FUND YIELD               GOVERNMENT MONEY
Government Money                                                     MARKET FUNDS
Market Fund Average             8/8/97       5.27%                      4.90%
which consists of all           9/5/97       5.24%                      4.90%
non-institutional              10/3/97       5.16%                      4.90%
government money               11/7/97       5.18%                      4.92%
market funds tracked          12/05/97       5.29%                      4.95%
by IBC Financial Data.         1/02/98       5.40%                      4.97%
Returns are historical         2/06/98       5.22%                      4.94%
and do not guarantee           3/06/98       5.21%                      4.94%
future results. Fund           4/03/98       5.16%                      4.92%
yields fluctuate.              5/01/98       5.16%                      4.87%
                               6/05/98       5.20%                      4.90%
7-day yield is the             7/03/98       5.15%                      4.92%
annualized net                 7/31/98       5.15%                      4.89%
investment income per
share for the period
shown. Gains or losses
are not included.

LIPPER RANKING                               LIPPER RANKING
Lipper Analytical
Services, Inc.                  TOP 9%          #10 OF 112          1 YEAR
rankings are based            ----------------------------------------------
upon changes in net             TOP 6%          #5 OF 83 FUNDS      5 YEARS
asset value with all          ----------------------------------------------
dividends reinvested            TOP 7%          #3 OF 46 FUNDS     10 YEARS
for the periods
indicated as of
7/31/98. Rankings are
historical and do not
guarantee future
performance. The
Lipper category used
for comparison is the
Lipper Government
Money Market Fund
category.

10-YEAR PERFORMANCE                               10-YEAR PERFORMANCE
This chart shows the
value of a                         [PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT]
hypothetical $10,000
investment in Zurich                         8/1/88              $10,000
Government Money Fund                       7/31/89              $10,896
over the past 10                            7/31/90              $11,817
fiscal years, with all                      7/31/91              $12,637
dividends reinvested.                       7/31/92              $13,207
The returns shown are                       7/31/93              $13,599
historical and do not                       7/31/94              $14,035
represent future                            7/31/95              $14,787
performance.                                7/31/96              $15,581
                                            7/31/97              $16,401
                                            7/31/98              $17,276


4

ZURICH TAX-FREE MONEY FUND


YIELD COMPARISON                 FUND YIELD VS. TAX-FREE MONEY MARKET FUNDS
Zurich Tax-Free Money
Fund is compared to               [WEEKLY 7-DAY AVERAGE YIELD BAR GRAPH]
its IBC Financial Data
category -- The                                               TAX-FREE
Tax-Free Money Market                    FUND YIELD      MONEY MARKET FUNDS
Fund Average which
consists of all                 8/4/97     3.45%                 3.04%
non-institutional               9/5/97     3.31%                  2.9%
tax-free money market          10/3/97     3.55%                 3.29%
funds tracked by IBC           11/7/97     3.43%                 3.09%
Financial Data.               12/05/97     3.61%                 3.23%
Returns are historical         1/02/98     3.67%                 3.34%
and do not guarantee           2/06/98     3.42%                 3.00%
future results. Fund           3/06/98     3.29%                 2.91%
yields fluctuate.              4/03/98     3.39%                 3.03%
Income from Zurich             5/01/98     3.73%                 3.42%
Tax-Free Money Fund            6/05/98     3.51%                 3.18%
may be subject to              7/03/98     3.40%                 3.03%
state and local taxes          7/27/98     3.37%                 2.99%
and the alternative
minimum tax.

7-day yield is the
annualized net
investment income per
share for the period
shown. Gains or losses
are not included.

LIPPER RANKING                               LIPPER RANKING
Lipper Analytical
Services, Inc.                TOP 4%         #5 OF 131 FUNDS          1 YEAR
rankings are based         ---------------------------------------------------
upon changes in net           TOP 8%         #8 OF 102 FUNDS          5 YEARS
asset value with all       ---------------------------------------------------
dividends reinvested          TOP 7%         #5 OF 68 FUNDS          10 YEARS
for the periods            ---------------------------------------------------
indicated as of
7/31/98. Rankings are
historical and do not
guarantee future
performance. The
Lipper category used
for comparison is the
Lipper Tax-Free Money
Market Fund category.

10-YEAR PERFORMANCE                     [10 YEAR PERFORMANCE BAR GRAPH]
This chart shows the
value of a                8/1/88   7/31/89   7/31/90   7/31/91   7/31/92   7/31/93   7/31/94   7/31/95   7/31/96   7/31/97   7/31/98
hypothetical $10,000     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
investment in Zurich     $10,000   $10,621   $11,238   $11,808   $12,230   $12,523   $12,814   $13,267   $13,726   $14,191   $14,683
Tax-Free Money Fund
over the past 10
fiscal years, with all
dividends reinvested.
The returns shown are
historical and do not
represent future
performance.

VARIABLES AFFECTING
PERFORMANCE

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

6

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI

                             Although the U.S. economy sustained its healthy growth trend throughout the entire report period (8/1/97 to 7/31/98), the economic crisis in Asia extinguished many signs of inflation. The Federal Reserve Board held their position on interest rates as they maintained their "wait and see" policy. Lead portfolio manager Frank Rachwalski discusses the market and Zurich Money Funds' performance during that time.

                             ---------------------------------------------------

FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF ZURICH MONEY FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

Q       FRANK, IN LOOKING BACK OVER THE LAST 12 MONTHS, WE SAW STEADY ECONOMIC
GROWTH WITH MINIMAL INFLATION. WHAT FACTORS HELPED MAINTAIN THIS HEALTHY FINANCIAL CLIMATE?

       -------------------------------------------------------------------------

A       Employment levels remained high throughout this period giving more people money to spend. While this fueled the U.S. economy, the economic problems in Asia that surfaced in October 1997 continued well into 1998, with the Japanese Yen falling relative to the U.S. Dollar. Consequently, low-priced exports from Asia minimized demand for American-made products causing increased inventories. Production slowed as manufacturers sold product from existing inventories and this, in turn, slowed the economy just enough to keep inflation in check.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Q       HOW DID THE FEDERAL RESERVE (THE FED) REACT TO THIS CONTINUED RUN OF
ECONOMIC GROWTH?

        ------------------------------------------------------------------------

A       Well, ordinarily the Board of Governors (of the Federal Reserve) would have increased the Fed Funds rate. But, with the Asian problems and low inflation, they were content to maintain their prevailing policy. In fact, we haven't seen them raise rates in over a year.

Q       WITH ALL THESE FACTORS COMING INTO PLAY, WHAT WAS YOUR STRATEGY FOR
MANAGING THE FUNDS?

        ------------------------------------------------------------------------

A       With no change in monetary policy, we saw a continued flattening in the yield curve, which meant long-term interest rates fell relative to short-term interest rates. Since we had no yield incentive to invest in securities with longer maturities, we kept our average maturity at approximately 30 days.

Q       A 30-DAY AVERAGE MATURITY IS SHORTER THAN THE INDUSTRY AVERAGE WHICH IS
APPROXIMATELY 51 DAYS FOR GENERAL PURPOSE MONEY MARKET FUNDS. WHY DID YOU STAY IN THAT RANGE AND HOW DID THIS STRATEGY AFFECT PERFORMANCE?

       -------------------------------------------------------------------------

A       When there's not a big difference in yields among the investments we're considering for the portfolio, the challenge is trying to maximize returns. With a very short average maturity, we had the flexibility to react and take advantage of whatever fluctuations in short-term interest rates occurred during that time. This strategy worked well for us because we were able to invest in the best issues possible, as they became available.

                                                                       Continued

8


Q       WHERE DO YOU THINK THE ECONOMY IS GOING FROM HERE AND HOW WILL THAT
INFLUENCE YOUR INVESTMENT MANAGEMENT CHOICES?

        ------------------------------------------------------------------------

A       I think the inventory correction we saw during the second quarter of
1998 is ending and production schedules will begin increasing. So, although we saw a bit of a slow-down during this last quarter, I expect the second half of 1998 to be back on a stronger growth trend. Another concern is that the core CPI (Consumer Price Index), which includes consumer products except food and energy, increased over 2% during the last 6 months. This means we've started to see price increases. If this trend continues, the Fed would certainly have some concern about inflation taking hold and most likely would raise interest rates. Based on this trend we will continue to keep the average maturity of securities held by the Funds short in order to respond quickly to changing rates. We want to provide the best yield possible for our shareholders, and to maintain the flexibility to be in a position to take advantage of opportunities.

9

TERMS TO KNOW

7-DAY AVERAGE
YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income.

YIELD CURVE             Yields tend to vary directly with a security's length of
                        time to maturity. When the relationship between yield and maturity is plotted on a graph it is called the YIELD CURVE. If yields for long-term investments drop relative to yields on short-term investments, the YIELD
                        CURVE will "flatten" since there will be less of a difference in yield between shorter-term and longer-term investments. When this happens, it also means longer-term securities are relatively less attractive.
                        When long-term yields increase relative to short-term yields and the curve steepens, longer-term securities become relatively more desirable.

*The yield curve                   [SAMPLE YIELD CURVE* GRAPH]
 shown is
 hypothetical and                  1 MO.                5.00%
 does not                          3 MO.                5.50%
 represent the                     6 MO.                5.85%
 past or future                    1 YR.                6.05%
 performance of                    5 MO.                6.17%
 any security                     10 MO.                6.23%
 held by the                      30 MO.                6.25%
 Zurich Money
 Funds.

CONSUMER
PRICE INDEX
(CPI) The CPI is a measure of inflation based on the cost of a typical "market basket" of goods and services that reflect the current lifestyle of the typical American consumer. The Bureau of Labor Statistics compiles the CPI every month in order to track changes in the total cost from month to month and year to year.

10

PORTFOLIO COMPOSITION


                   ZURICH MONEY MARKET FUND                    On 7/31/98*
                              Commercial paper                        78%
                              ------------------------------------------------
[PIE CHART]                   Domestic CD's                           16
                              ------------------------------------------------
                              Repurchase agreements                    2
                              ------------------------------------------------
                              U.S. Government agency notes             2
                              ------------------------------------------------
                              Foreign CD's                             2
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Money Market Fund           27 days
                              ------------------------------------------------
                              First Tier Money Fund Average      64 days
                 ZURICH GOVERNMENT MONEY FUND                  On 7/31/98*
                              Repurchase agreements                   59%
                              ------------------------------------------------
                              Federal agencies                        41
[PIE CHART]                   ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Government Money Fund       31 days
                              ------------------------------------------------
                              Government Money Fund Average      51 days

                  ZURICH TAX-FREE MONEY FUND                   On 7/31/98*
                              Tax-exempt commercial paper             52%
                              ------------------------------------------------
                              Variable rate demand notes              45
[PIE CHART]                   ------------------------------------------------
                              Tender securities                        2
                              ------------------------------------------------
                              General market obligations               1
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Tax-Free Money Fund         31 days
                              ------------------------------------------------
                              Tax-Free Money Fund Average        42 days

* Portfolio composition and holdings are subject to change.

+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Market Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Market Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Free Money Market Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.
Weighted average maturity for Zurich Money Market Fund and Zurich Government Money Fund data is as of 7/28/98, Zurich Tax-Free Money Fund is as of 7/27/98.

PORTFOLIO OF INVESTMENTS

ZURICH MONEY MARKET FUND

JULY 31, 1998 (VALUE IN THOUSANDS)


CORPORATE OBLIGATIONS
 BANKING -- 2.7%             RATE            MATURITY               VALUE
 Banco Real, S.A.            5.60%           10/16/98            $    9,884
 --------------------------------------------------------------------------
 Merita, N.A.                5.58%           9/21/98 - 9/22/98       54,566
 --------------------------------------------------------------------------
 Nordbanken N.A., Inc.       5.57%           9/8/98                  59,650
 --------------------------------------------------------------------------
                                                                    124,100
 BUSINESS LOANS -- 19.8%
 APEX Funding Corp.          5.72%           9/30/98                 24,764
 --------------------------------------------------------------------------
 Asset Securitization
 Cooperative Corp.           5.57% - 5.60%   9/2/98 - 9/21/98        74,558
 --------------------------------------------------------------------------
 Banner Receivables Corp.    5.78% - 5.80%   10/19/98                64,186
 --------------------------------------------------------------------------
 Broadway Capital Corp.      5.68% - 5.78%   8/5/98 - 10/28/98       59,306
 --------------------------------------------------------------------------
 Corporate Asset Funding     5.58% - 5.59%   8/21/98 - 9/18/98       59,708
 --------------------------------------------------------------------------
 Corporate Receivables
 Corp.                       5.59% - 5.60%   8/18/98 - 9/24/98       44,740
 --------------------------------------------------------------------------
 Falcon Asset
 Securitization Corp.        5.59%           9/11/98                 24,842
 --------------------------------------------------------------------------
 Gotham Capital Corp.        5.77% - 5.79%   10/13/98 - 10/26/98     59,276
 --------------------------------------------------------------------------
 International
 Securitization Corp.        5.56% - 5.60%   8/20/98 - 10/15/98      74,619
 --------------------------------------------------------------------------
 Madison Funding Corp.       5.57%           8/17/98                 24,938
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp.    5.58% - 5.65%   8/18/98 - 8/21/98       74,783
 --------------------------------------------------------------------------
 Old Line Funding Corp.      5.58% - 5.60%   8/19/98 - 9/3/98        49,811
 --------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.               5.59% - 5.61%   8/18/98 - 9/23/98       59,700
 --------------------------------------------------------------------------
 Quincy Capital Corp.        5.58% - 5.60%   9/18/98 - 9/21/98       59,545
 --------------------------------------------------------------------------
 Receivables Capital Corp.   5.57%           8/25/98                  9,963
 --------------------------------------------------------------------------
 Sheffield Receivables
 Corp.                       5.56% - 5.65%   8/10/98 - 8/28/98       64,840
 --------------------------------------------------------------------------
 WCP Funding, Inc.           5.59% - 5.60%   8/4/98 - 8/13/98        49,942
 --------------------------------------------------------------------------
 Wood Street Funding Corp.   5.59%           8/11/98                 19,969
 --------------------------------------------------------------------------
                                                                    899,490

12

(VALUE IN THOUSANDS)

   CAPITAL AND EQUIPMENT
      LENDING -- 9.8%            RATE             MATURITY         VALUE
 Ace Overseas Corp.          5.60% - 5.66%   8/6/98 - 9/28/98    $   49,752
 --------------------------------------------------------------------------
 (a)American Honda Finance
 Corp.                       5.63% - 5.64%   8/10/98 - 8/26/98       60,494
 --------------------------------------------------------------------------
 (a)Caterpillar Financial
 Services Corp.              5.63%           8/17/98                 25,000
 --------------------------------------------------------------------------
 Centric Capital Corp.       5.60% - 5.61%   10/1/98 - 10/5/98       39,614
 --------------------------------------------------------------------------
 (a)Ford Motor Credit Co.    5.70%           8/3/98                  59,996
 --------------------------------------------------------------------------
 (a)IBM Credit Corp.         5.56% - 5.63%   8/3/98 - 8/28/98        54,995
 --------------------------------------------------------------------------
 (a)John Deere Capital
 Corp.                       5.56% - 5.68%   8/10/98 - 9/14/98       59,988
 --------------------------------------------------------------------------
 Sanwa Business Credit
 Corp.                       5.68% - 5.81%   8/6/98 - 10/13/98       49,690
 --------------------------------------------------------------------------
 (a)Sigma Finance, Inc.      5.63%           8/3/98                  45,000
 --------------------------------------------------------------------------
                                                                    444,529
 CAPTIVE BUSINESS LENDING -- 5.3%
 CSW Credit, Inc.            5.56% - 5.58%   8/19/98 - 9/24/98       19,889
 --------------------------------------------------------------------------
 Enterprise Capital Funding
 Corp.                       5.59% - 5.62%   8/11/98 - 9/18/98       69,720
 --------------------------------------------------------------------------
 (a)FINOVA Capital Corp.     5.74%           9/11/98                 55,000
 --------------------------------------------------------------------------
 Golden Manager's
 Acceptance Corp.            5.58%           8/14/98                 34,930
 --------------------------------------------------------------------------
 Oakland-Alameda County
 Coliseum, California        5.58% - 5.60%   8/12/98 - 8/13/98       50,000
 --------------------------------------------------------------------------
 (a)Prudential Funding
 Corp.                       5.65%           8/10/98                 10,000
 --------------------------------------------------------------------------
                                                                    239,539
 CONSUMER LENDING -- 6.4%
 (a)Beneficial Corp.         5.63%           8/12/98                 30,000
 --------------------------------------------------------------------------
 Countrywide Home Loans
                             5.60% - 5.63%   8/11/98 - 8/31/98       44,868
                             (a)5.66% - 5.69% 8/26/98 - 10/26/98     35,000
 --------------------------------------------------------------------------
 (a)(b)GMAC Mortgage
 Corporation of
 Pennsylvania                5.82%           8/3/98                  59,981
 --------------------------------------------------------------------------

                                 RATE             MATURITY          VALUE
 (a)Household Finance Corp.  5.56% - 5.69%   8/28/98 - 8/31/98   $   39,990
 --------------------------------------------------------------------------
 Household International,
 Inc.                        5.61%           8/14/98                 14,970
 --------------------------------------------------------------------------
 Sears Roebuck Acceptance
 Corp.                       5.60%           9/4/98                  64,659
 --------------------------------------------------------------------------
                                                                    289,468
 CONSUMER PRODUCTS AND SERVICES -- 1.5%
 Coca-Cola Enterprises,
   Inc.                      5.59% - 5.61%   8/3/98 - 8/20/98        49,904
 --------------------------------------------------------------------------
 Tribune Co.                 5.61% - 5.63%   8/26/98 - 9/9/98        19,901
 --------------------------------------------------------------------------
                                                                     69,805
 DIVERSIFIED FINANCE -- 14.6%
 Alpine Securitization
   Corp.                     5.57% - 5.58%   8/11/98 - 8/25/98       59,832
 --------------------------------------------------------------------------
 Barton Capital Corp.        5.60% - 5.61%   8/31/98 - 10/5/98       49,634
 --------------------------------------------------------------------------
 (a)CIT Group Holdings,
 Inc.                        5.59%           8/3/98                  39,992
 --------------------------------------------------------------------------
 CXC, Inc.                   5.59% - 5.60%   9/23/98 - 9/25/98       74,372
 --------------------------------------------------------------------------
 Clipper Receivables Corp.   5.57% - 5.59%   8/17/98 - 8/19/98       39,894
 --------------------------------------------------------------------------
 Commercial Credit Co.       5.55% - 5.59%   8/20/98 - 10/8/98       39,695
 --------------------------------------------------------------------------
 Eksportfinans ASA           5.57%           8/10/98                 39,944
 --------------------------------------------------------------------------
 Eureka Securitization,
 Inc.                        5.59% - 5.60%   8/10/98 - 10/23/98      49,647
 --------------------------------------------------------------------------
 General Electric Capital
 Corp.                       5.57%           9/17/98                 49,639
 --------------------------------------------------------------------------
 Heller Financial, Inc.      5.83%           8/18/98 - 8/27/98       49,828
 --------------------------------------------------------------------------
 Thunder Bay Funding, Inc.   5.59% - 5.60%   8/20/98 - 9/1/98        54,783
 --------------------------------------------------------------------------
 Twin Towers, Inc.           5.60% - 5.63%   8/10/98 - 8/25/98       39,886
 --------------------------------------------------------------------------
 Windmill Funding Corp.      5.59% - 5.61%   8/21/98 - 10/14/98      74,430
 --------------------------------------------------------------------------
                                                                    661,576
 FINANCIAL SERVICES -- 8.5%
 (a)Bear Stearns Cos., Inc.  5.63% - 5.64%   8/6/98 - 8/18/98        55,000
 --------------------------------------------------------------------------
 (a)CS First Boston, Inc.    5.61%           8/3/98                  54,994
 --------------------------------------------------------------------------
 (a)Goldman Sachs Group,
 L.P.                        5.60%           8/7/98                  55,000
 --------------------------------------------------------------------------

14

(VALUE IN THOUSANDS)

                             RATE            MATURITY                VALUE
 (a)Lehman Brothers
 Holdings, Inc.              5.71%           8/20/98             $   58,000
 --------------------------------------------------------------------------
 (a)Merrill Lynch & Co.,
 Inc.                        5.62%           8/4/98                  25,000
 --------------------------------------------------------------------------
 (a)Morgan Stanley, Dean
 Witter & Co.                5.61% - 5.76%   9/10/98 - 9/18/98       51,010
 --------------------------------------------------------------------------
 Salomon Smith Barney
 Holdings, Inc.
                             (a)5.74%        8/4/98                  30,000
                             5.58% - 5.59%   8/10/98 - 8/11/98       54,936
 --------------------------------------------------------------------------
                                                                    383,940
 HEALTH CARE -- 1.0%
 Baxter International, Inc.  5.58% - 5.63%   8/3/98 - 9/22/98        44,749
 --------------------------------------------------------------------------
 MANUFACTURING/INDUSTRIAL -- 2.4%
 Cooper Industries, Inc.     5.68%           8/3/98                   9,997
 --------------------------------------------------------------------------
 E.I. du Pont de Nemours     5.59%           8/13/98 - 8/14/98       74,855
 --------------------------------------------------------------------------
 Monsanto Co.                5.57%           9/16/98                 24,823
 --------------------------------------------------------------------------
                                                                    109,675
 MUNICIPAL OBLIGATION -- 1.2%
 California, Pollution
   Control Revenue           5.62%           9/11/98                 55,000
 --------------------------------------------------------------------------
 UTILITIES -- 3.3%
 Brazos River Authority,
   Texas                     5.62%           9/10/98                 45,000
 --------------------------------------------------------------------------
 GTE Corp.                   5.59% - 5.63%   8/24/98 - 8/26/98       79,697
 --------------------------------------------------------------------------
 New Hampshire Industrial
 Development Authority       5.61%           9/9/98                  25,000
 --------------------------------------------------------------------------
                                                                    149,697
 --------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 76.5%
 (AVERAGE MATURITY: 30 DAYS)                                      3,471,568

                                 RATE             MATURITY         VALUE
 BANK OBLIGATIONS
 CERTIFICATES OF DEPOSIT AND BANK NOTES --
 U.S. BANKS -- 16.0%         RATE            MATURITY                 VALUE
 (a)Amex Centurian Bank      5.62%           8/5/98              $   25,000
 --------------------------------------------------------------------------
 (a)AmSouth Bank of Alabama  5.54%           8/24/98                 19,998
 --------------------------------------------------------------------------
 Bank of America N.A.        5.58%           8/24/98                 65,000
 --------------------------------------------------------------------------
 (a)Bank One                 5.60%           8/4/98                  54,994
 --------------------------------------------------------------------------
 (a)Bankers Trust Co.        5.59%           8/3/98                  49,982
 --------------------------------------------------------------------------
 (a)Comerica Bank            5.55%           9/22/98                 14,998
 --------------------------------------------------------------------------
 (a)FCC National Bank        5.55%           8/3/98                  54,968
 --------------------------------------------------------------------------
 (a)First USA Bank           5.99%           9/16/98                 20,027
 --------------------------------------------------------------------------
 Harris Trust & Savings
 Bank                        5.56%           9/9/98                  60,000
 --------------------------------------------------------------------------
 (a)Key Bank, N.A.           5.57%           8/3/98                  59,996
 --------------------------------------------------------------------------
 MBNA America Bank, N.A.     5.65%           9/14/98                 65,000
 --------------------------------------------------------------------------
 (a)Mellon Bank Corp.        5.60%           8/7/98                  54,997
 --------------------------------------------------------------------------
 (a)J. P. Morgan & Co.,
 Inc.                        5.55%           8/7/98                  54,970
 --------------------------------------------------------------------------
 Nationsbank, N.A.
                             5.62%           8/3/98                  24,991
                             (a)5.58%        11/2/98                 35,000
 --------------------------------------------------------------------------
 (a)Old Kent Bank            5.59%           10/13/98                24,997
 --------------------------------------------------------------------------
 (a)PNC Bank, N.A.           5.57%           8/3/98                  39,984
 --------------------------------------------------------------------------
                                                                    724,902
 CERTIFICATES OF DEPOSIT --
 FOREIGN BANKS -- 1.5%
 (a)National Bank of Canada  5.60%           8/5/98                  14,998
 --------------------------------------------------------------------------
 (a)Royal Bank of Canada     5.55%           8/3/98                  19,987
 --------------------------------------------------------------------------
 (a)Svenska Handelsbanken    5.64%           8/18/98                 34,990
 --------------------------------------------------------------------------
                                                                     69,975
 --------------------------------------------------------------------------
 TOTAL BANK OBLIGATIONS -- 17.5%
 (AVERAGE MATURITY: 32 DAYS)                                        794,877

16

(VALUE IN THOUSANDS)

(c) REPURCHASE
    AGREEMENTS -- 2.2%       RATE             MATURITY              VALUE
 (AVERAGE MATURITY: 40 DAYS)
 (DATED 7/98, COLLATERALIZED BY FEDERAL HOME LOAN MORTGAGE
 CORPORATION AND FEDERAL NATIONAL MORTGAGE ASSOCIATION
 SECURITIES)
 Goldman Sachs Group, L.P.
 (held at The Bank of
 New York)                   5.55%           9/3/98 - 9/15/98    $  100,000
 ------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES
 (a)Federal National
 Mortgage Association        5.22%           8/4/98                  54,837
 --------------------------------------------------------------------------
 (a)Student Loan Marketing
 Association                 5.29%           8/4/98                  43,930
 ------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY NOTES -- 2.2%
 (AVERAGE MATURITY: 4 DAYS)                                          98,767

 ------------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 98.4%
 (AVERAGE MATURITY: 30 DAYS)                                      4,465,212
 ------------------------------------------------------------------------------
 CASH AND OTHER ASSETS, LESS
 LIABILITIES -- 1.6%                                                 73,415
 ------------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $4,538,627

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

ZURICH GOVERNMENT MONEY FUND
PORTFOLIO OF INVESTMENTS

July 31, 1998 (value in thousands)


      SHORT-TERM NOTES            RATE            MATURITY         VALUE
 -------------------------------------------------------------------------

 (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR
 INSTRUMENTALITIES)
 (a)Agency for
 International Development
   Government of Israel      5.63%           8/4/98              $   3,765
 -------------------------------------------------------------------------
 (a)Export-Import Bank of
 the United States
   Cathay Pacific Airways
   Ltd.                      5.75%           10/16/98                2,320
   KA Leasing, Ltd.          5.81%           8/13/98                13,698
   Kuwait Investment
   Authority                 5.72%           8/13/98                11,420
   VARIG Brazilian Airlines  5.81%           10/15/98                1,937
 -------------------------------------------------------------------------
 (a)Federal Farm Credit
 Banks                       5.61%           8/3/98                 18,000
 -------------------------------------------------------------------------
 (a)Federal Home Loan Bank   5.67%           8/2/98                 14,100
 -------------------------------------------------------------------------
 (a)Federal National
 Mortgage Association        5.22%           8/4/98                 47,877
 -------------------------------------------------------------------------
 (a)Overseas Private
 Investment Corp.
   International Paper Co.   5.64%           10/15/98                4,200
   Omolon                    5.55%           8/4/98 - 12/15/98      21,584
 -------------------------------------------------------------------------
 (a)Student Loan Marketing
 Association                 5.27%           8/4/98                141,749
 -------------------------------------------------------------------------
 TOTAL SHORT-TERM NOTES -- 40.8%
 (AVERAGE MATURITY: 14 DAYS)                                       280,650

 (c) REPURCHASE AGREEMENTS        RATE            MATURITY         VALUE
 -------------------------------------------------------------------------

 (DATED 6/98 - 7/98, COLLATERALIZED BY FEDERAL HOME LOAN
 MORTGAGE CORPORATION, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 Bear Stearns Cos., Inc.
 (held at The Bank of
 New York)                   5.56% - 5.58%   8/12/98 - 10/14/98  $  95,000
 -------------------------------------------------------------------------
 CS First Boston, Inc.
 (held at The Chase
 Manhattan Bank)             5.63%           8/5/98                 20,000
 -------------------------------------------------------------------------
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)             5.56% - 5.59%   8/12/98 - 10/14/98     97,000
 -------------------------------------------------------------------------
 Goldman, Sachs Group, L.P.
 (held at The Bank of
 New York)                   5.55% - 5.56%   8/12/98 -  8/26/98     30,000
 -------------------------------------------------------------------------
 Lehman Government Securities, Inc.
 (held at The Chase
 Manhattan Bank)             5.65%           8/3/98                 17,000
 -------------------------------------------------------------------------
 Morgan Stanley, Dean
 Witter & Co.
 (held at The Bank of
 New York)                   5.56%           8/10/98 -  8/11/98     33,000
 -------------------------------------------------------------------------
 Nomura Securities International, Inc.
 (held at The Bank of
 New York)                   5.55% - 5.60%   9/2/98 -  10/21/98     95,000
 -------------------------------------------------------------------------
 Salomon Smith Barney
 Holdings, Inc.
 (held at The Bank of
 New York)                   5.55%           10/1/98                12,000
 -------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 58.1%
 (AVERAGE MATURITY: 46 DAYS)                                       399,000

 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 98.9%
 (AVERAGE MATURITY: 33 DAYS)
                                                                   679,650
 -------------------------------------------------------------------------
 CASH AND OTHER ASSETS, LESS LIABILITIES -- 1.1%                     7,221
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $ 686,871

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

ZURICH TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS

July 31, 1998 (value in thousands)


 (A) VARIABLE RATE DEMAND SECURITIES
 ARIZONA                               RATE                   VALUE
 ---------------------------------------------------------------------
 Apache County,
  Industrial Development Authority      3.55%                  $10,000
 ---------------------------------------------------------------------
 Maricopa County,
 Pollution Control Revenue              3.50%                    9,000

 CALIFORNIA
 ---------------------------------------------------------------------
 Los Angeles,
 Harbor Improvement Corp.               3.75%                   11,500
 ---------------------------------------------------------------------
 Statewide Communities
 Development Authority,
 Multi-Family Revenue                   4.70%                    5,000

 DISTRICT OF COLUMBIA
 ---------------------------------------------------------------------
 American Public
 Health Association                     3.50%                    6,000
 ---------------------------------------------------------------------
 General Obligation                     3.80%                    5,200

 FLORIDA
 St. Lucie County,
 Pollution Control Revenue              3.70%                    2,600

 GEORGIA
 ---------------------------------------------------------------------
 Cartersville,
 Industrial Development Revenue         3.85%                    3,600
 ---------------------------------------------------------------------
 Fulton County
   Development Authority                3.55%                    7,145

   Morehouse College                    3.50%                    6,695
 ---------------------------------------------------------------------
 Gainesville,
 Redevelopment Authority Revenue        3.60%                    8,000

 ILLINOIS
 ---------------------------------------------------------------------
 Chicago,
 Industrial Development Revenue         3.80%                    4,000
 ---------------------------------------------------------------------
 Cicero,
 Industrial Development Revenue         3.80%                    3,130
 ---------------------------------------------------------------------
 Development Finance Authority          3.69%                   35,315
 ---------------------------------------------------------------------
 Health Facilities Authority            3.60%                    8,285


(value in thousands)

                                         RATE                   VALUE
 Hillside,
 Economic Development Authority         3.65%                  $ 6,000
 McHenry,
 Industrial Project Revenue             3.65%                    5,500
 ---------------------------------------------------------------------
 Mundelein,
 Industrial Development Revenue         3.65%                    6,500
 ---------------------------------------------------------------------
 Springfield,
 Industrial Development Revenue         3.70%                    6,500
 ---------------------------------------------------------------------
 Student Assistance Commission          3.55%                    6,500
 ---------------------------------------------------------------------
 Woodridge,
 Industrial Development Revenue         3.80%                    5,100
 ---------------------------------------------------------------------
 Woodstock,
 Industrial Development Revenue         3.70%                    5,500

 INDIANA
 ---------------------------------------------------------------------
 Health Facility
 Financing Authority                    3.60%                    5,000
 ---------------------------------------------------------------------
 Ossian,
 Economic Development Revenue           3.70%                    4,000
 ---------------------------------------------------------------------
 Rockport,
 Pollution Control Revenue              3.60%                   10,000
 KANSAS

 KANSAS CITY,
 ---------------------------------------------------------------------
 Pollution Control Revenue              3.70%                    4,350

 KENTUCKY
 ---------------------------------------------------------------------
 Development Finance Authority          3.65%                    7,720
 ---------------------------------------------------------------------
 Lexington-Fayette,
 Urban County Government Industrial
 Building Revenue                       3.80%                    4,500
 ---------------------------------------------------------------------
 Mayfield,
 Multi-City Lease Revenue               3.65%                    6,000

 LOUISIANA
 ---------------------------------------------------------------------
 Caddo Parish,
 Industrial Development Board           3.70%                    8,500

 MINNESOTA                              RATE                   VALUE
 ---------------------------------------------------------------------
 Minneapolis,
 Community Development Agency           4.30%                  $ 5,000

 NEVADA
 ---------------------------------------------------------------------
 Department of Commerce                 3.90%                    4,650

 NEW MEXICO
 ---------------------------------------------------------------------
 Belen,
 Industrial Development Revenue         3.70%                    4,765
 ---------------------------------------------------------------------
 Farmington,
 Pollution Control Revenue              3.50%                    6,300

 NEW YORK
 ---------------------------------------------------------------------
 Energy Research and Development
 Authority                              3.65%                    4,965

 NORTH CAROLINA
 ---------------------------------------------------------------------
 Medical Care Commission,
 Retirement Community Revenue           3.55%                    5,000
 ---------------------------------------------------------------------
 Wake County,
 Industrial Financial Authority         4.25%                    3,900

 PENNSYLVANIA
 ---------------------------------------------------------------------
 Berks County,
 Redevelopment Authority                4.27%                    8,000

 ---------------------------------------------------------------------
 Delaware County,
 Industrial Development Authority       3.75%                    5,700
 ---------------------------------------------------------------------
 Emmaus,
 General Authority Revenue              3.60%                    8,000
 ---------------------------------------------------------------------
 Philadelphia
   Authority for Industrial Development 4.20%                    7,670

   Industrial Development Authority     3.70%                    6,800
 ---------------------------------------------------------------------
 Schuylkill County,
 Industrial Development Authority       3.50%                    6,200


(value in thousands)

 TENNESSEE                              RATE                   VALUE
 --------------------------------------------------------------------------
 Clarksville,
 Public Building Authority              3.55%                  $ 9,000
 --------------------------------------------------------------------------
 Maury County,
 Industrial Development Board           3.75%                    2,500
 TEXAS
 --------------------------------------------------------------------------
 Bexar County,
 Housing Finance Corp.                  4.42%                    5,500
 --------------------------------------------------------------------------
 Brazos River Authority                 3.95%                   12,600
 --------------------------------------------------------------------------
 Harris County,
 Health Facilities Development Corp.    3.55%                    9,400
 --------------------------------------------------------------------------
 Trinity River Authority                3.70%                    9,200

 VIRGINIA
 --------------------------------------------------------------------------
 Loudoun County,
 Industrial Development Authority       3.65%                    6,170

 WASHINGTON
 --------------------------------------------------------------------------
 Port of Vancouver                      3.55%                    8,850

 WISCONSIN
 Eau Claire,
 Solid Waste Disposal Revenue           3.75%                    9,000
 --------------------------------------------------------------------------
 Manitowoc,
 Industrial Development Revenue         3.70%                    4,300
 --------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES--45.4%                  370,610
 (AVERAGE MATURITY: 6 DAYS)



 OTHER SECURITIES
 --------------------------------------------------------------------------
 ALASKA                       RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Valdez,
 Marine Terminal Revenue      3.75% - 3.80%  9/14/98              $  11,300

 ARIZONA
 --------------------------------------------------------------------------
 Salt River Project,
 Agricultural Improvement and
 Power District               3.55% - 3.65%  9/22/98 - 11/13/98      15,415

 FLORIDA
 --------------------------------------------------------------------------
 Jacksonville,
 Electric Authority           3.55% - 3.80%  8/12/98 - 9/17/98       21,950
 --------------------------------------------------------------------------
 Orlando,
 Capital Improvement Revenue  3.55% - 3.80%  8/12/98 - 8/13/98        6,500
 --------------------------------------------------------------------------
 Palm Beach County,
 Health Facilities Authority  3.80%          8/11/98                  4,700
 --------------------------------------------------------------------------
 Sunshine State,
 Governmental Financing
 Commission                   3.60% - 3.80%  8/12/98 - 9/22/98       27,500

 GEORGIA
 --------------------------------------------------------------------------
 Municipal Electric Authority 3.55% - 3.60%  8/13/98 - 9/18/98       14,650
 --------------------------------------------------------------------------
 Municipal Gas Authority      3.75%          8/17/98                  5,000

 ILLINOIS
 --------------------------------------------------------------------------
 Decatur,
 Water Revenue                4.25%          8/20/98                  7,700
 --------------------------------------------------------------------------
 Development Finance
 Authority                    4.05%          2/1/99                   4,615
 --------------------------------------------------------------------------
 Educational Facilities
 Authority                    3.60% - 3.65%  8/12/98 - 10/20/98      15,260
 --------------------------------------------------------------------------
 Health Facilities Authority  3.80%          8/14/98                  8,000

(value in thousands)

 INDIANA                      RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Jasper County,
 Pollution Control Revenue    3.60% - 3.65%  10/20/98 - 11/13/98  $  31,450
 --------------------------------------------------------------------------
 Sullivan,
 Pollution Control Revenue    3.60% - 3.75%  9/14/98 - 11/13/98      13,765

 KANSAS
 --------------------------------------------------------------------------
 Burlington,
 Pollution Control Revenue    3.60% - 3.75%  8/13/98 - 10/20/98      15,365

 KENTUCKY
 --------------------------------------------------------------------------
 Danville,
 Multi-City Lease Revenue     3.55% - 3.70%  8/13/98 - 10/14/98      13,170
 --------------------------------------------------------------------------
 Pendleton County,
 Multi-County Lease Revenue   3.60% - 3.75%  8/12/98 - 9/22/98       14,540

 MARYLAND
 --------------------------------------------------------------------------
 Anne Arundel County,
 Port Facilities Revenue      3.55% - 3.70%  8/13/98 - 11/10/98      25,220

 MISSOURI
 Independence,
 Water Utility Revenue        3.60%          9/22/98                 10,050

 NEBRASKA
 --------------------------------------------------------------------------
 Omaha, Public Power District 3.75%          9/11/98                  5,000
 --------------------------------------------------------------------------
 Public Power District        3.70%          9/14/98                  6,000
 NEW YORK
 --------------------------------------------------------------------------
 Long Island Power Authority  3.70%          9/9/98                   5,000
 --------------------------------------------------------------------------
 Power Authority of New York  3.60%          10/14/98                 9,500
 OHIO
 --------------------------------------------------------------------------
 Air Quality Development
 Authority                    3.60%          11/10/98                 3,000
 --------------------------------------------------------------------------
 Water Development Authority  3.70%          8/11/98                  6,550

OKLAHOMA                            RATE              MATURITY           VALUE
Oklahoma County, Industrial
Authority                           4.30%             9/1/98                 $    7,400
PENNSYLVANIA
Delaware County,
Industrial Development Authority    3.60%             9/23/98                     7,300
TEXAS
Dallas, Area Rapid Transit          3.65% -3.75%      8/13/98 - 9/15/98          16,000
---------------------------------------------------------------------------------------
Harris County, Health Facilities
Development Corp.                   4.20%             8/19/98 - 8/20/98          15,000
---------------------------------------------------------------------------------------
Houston, Water and Sewer System     3.70% - 3.75%     8/12/98 - 9/17/98          15,230
---------------------------------------------------------------------------------------
Municipal Power Agency              3.60% - 3.70%     8/12/98 - 10/22/98         25,700
---------------------------------------------------------------------------------------
Public Finance Authority            3.60%             10/19/98                    3,600
---------------------------------------------------------------------------------------
San Antonio,
  Electric and Gas Systems          3.65%             8/14/98                     7,600
  Water Systems Notes               3.75%             9/15/98                     9,000
---------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes  3.69%             8/31/98                    11,008
UTAH
General Obligation                  3.75%             9/11/98                     7,500

VIRGINIA
Chesterfield County, Industrial
Development Authority               3.55% - 3.70%     8/13/98 - 11/10/98         13,650

                                                                           --

(value in thousands)

 WISCONSIN                   RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Health and Education
 Facilities Authority Revenue 4.25%          8/20/98              $   4,000
 --------------------------------------------------------------------------
 TOTAL OTHER SECURITIES -- 54.5%
 (AVERAGE MATURITY: 47 DAYS)                                        444,188
 --------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.9%
 (AVERAGE MATURITY: 29 DAYS)                                        814,798
 --------------------------------------------------------------------------
 OTHER ASSETS, LESS LIABILITIES -- .1%                                1,096
 --------------------------------------------------------------------------
 NET ASSETS -- 100%                                               $ 815,894

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

NOTES TO
PORTFOLIOS OF INVESTMENTS
------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Zurich Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1998, the value of illiquid securities was $59,981,000 in the Zurich Money Market Fund, which represented 1.3% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

REPORT OF
INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES         We have audited the accompanying statement of
AND SHAREHOLDERS              assets and liabilities, including the portfolios
ZURICH MONEY FUNDS            of investments, of Zurich Money Market Fund,
                              Zurich Government Money Fund and Zurich Tax-Free
                              Money Fund, comprising Zurich Money Funds, as of
                              July 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                              We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich Money Funds at July 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994, in conformity with generally accepted accounting principles.

                                                         ERNST & YOUNG LLP
                              Chicago, Illinois
                              September 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1998 (in thousands)


 ASSETS                          MONEY MARKET   GOVERNMENT  TAX-FREE
 --------------------------------------------------------------------
 Investments, at amortized
 cost:
   Short-term securities          $4,365,212     280,650     814,798
 --------------------------------------------------------------------
   Repurchase agreements             100,000     399,000          --
 --------------------------------------------------------------------
 Cash                                 25,326       4,127          --
 --------------------------------------------------------------------
 Receivable for:
   Interest                           12,812       4,411       4,029
 --------------------------------------------------------------------
   Fund shares sold                   55,932       1,177       2,023
 --------------------------------------------------------------------
 TOTAL ASSETS                      4,559,282     689,365     820,850

 LIABILITIES AND NET ASSETS
 --------------------------------------------------------------------
 Cash overdraft                           --          --       1,454
 --------------------------------------------------------------------
 Payable for:
   Dividends                           4,469         676         527
 --------------------------------------------------------------------
   Fund shares redeemed               13,385       1,458       2,564
 --------------------------------------------------------------------
   Management fee                      1,042         156         158
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses           1,224         101         141
 --------------------------------------------------------------------
   Trustees' fees and other              535         103         112
 --------------------------------------------------------------------
 TOTAL LIABILITIES                    20,655       2,494       4,956
 --------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING               $4,538,627     686,871     815,894

 THE PRICING OF SHARES
 --------------------------------------------------------------------
 Shares outstanding                4,538,627     686,871     815,894
 --------------------------------------------------------------------
 Net asset value and redemption
 price per share                       $1.00        1.00        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 STATEMENT OF OPERATIONS
Year ended July 31, 1998 (in thousands)

 NET INVESTMENT INCOME          MONEY MARKET   GOVERNMENT   TAX-FREE
---------------------------------------------------------------------
 Interest income                   $256,988       37,988      30,083
 --------------------------------------------------------------------
  Expenses:
   Management fee                    12,086        1,815       2,156
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses          8,646          871         520
 --------------------------------------------------------------------
   Reports to shareholders              431           69          65
 --------------------------------------------------------------------
   Registration costs                    91           80          80
 --------------------------------------------------------------------
   Professional fees                     98           16          19
 --------------------------------------------------------------------
   Trustees' fees and other             101           24          29
 --------------------------------------------------------------------
      Total expenses                 21,453        2,875       2,869
 --------------------------------------------------------------------
 Net investment income             $235,535       35,113      27,214

 Years ended July 31, 1998 and 1997 (in thousands)

 STATEMENT OF CHANGES IN NET ASSETS
 ----------------------------------------------------------------


 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
 ----------------------------------------------------------------
 Net investment income
 ----------------------------------------------------------------
 Dividends to shareholders from net investment income
 ----------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold
 ----------------------------------------------------------------
        Shares issued in reinvestment of dividends
 ----------------------------------------------------------------

 ----------------------------------------------------------------
        Shares redeemed
 ----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
 TOTAL INCREASE (DECREASE) IN NET ASSETS

 NET ASSETS
 ----------------------------------------------------------------
 Beginning of year
 ----------------------------------------------------------------
 END OF YEAR

          MONEY MARKET             GOVERNMENT             TAX-FREE
------------------------------------------------------------------------
        1998          1997        1998       1997       1998       1997
------------------------------------------------------------------------
    $   235,535      223,327     35,113     36,194     27,214     25,635
------------------------------------------------------------------------
       (235,535)    (223,327)   (35,113)   (36,194)   (27,214)   (25,635)
------------------------------------------------------------------------
      7,670,002    6,067,490    646,450    704,736    851,664    861,149
------------------------------------------------------------------------
        227,005      215,732     33,991     34,766     26,435     25,063
------------------------------------------------------------------------
      7,897,007    6,283,222    680,441    739,502    878,099    886,212
------------------------------------------------------------------------
     (7,720,315)  (6,147,062)  (664,709)  (740,404)  (833,520)  (843,915)
------------------------------------------------------------------------
        176,692      136,160     15,732       (902)    44,579     42,297

      4,361,935    4,225,775    671,139    672,041    771,315    729,018
------------------------------------------------------------------------
    $ 4,538,627    4,361,935    686,871    671,139    815,894    771,315

NOTES TO
FINANCIAL STATEMENTS

 1. DESCRIPTION OF THE FUNDS
Zurich Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

 2. SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Zurich Money Market Fund and Zurich Government Money Fund and at 11:00 a.m. and 3:00 p.m. Central time for Zurich Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

 3. TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT. The Funds have a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pay a monthly investment management fee of 1/12 of the annual rate of .50% of the first $215 million of combined average daily net assets declining to .25% of combined average daily net assets in excess of $800 million. During the year ended July 31, 1998, the Funds incurred management fees of $16,057,000.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $6,375,000 for the year ended July 31, 1998.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the year ended July 31, 1998, the Trust made no payments to its officers and incurred trustees' fees of $70,000 to independent trustees.

FINANCIAL HIGHLIGHTS
 ZURICH MONEY MARKET FUND

 PER SHARE OPERATING PERFORMANCE

                                             YEAR ENDED JULY 31,
                        --------------------------------------------------------------
                           1998         1997         1996         1995         1994
 Net asset value,
 beginning of year           $1.00         1.00         1.00         1.00         1.00
 -------------------------------------------------------------------------------------
 Net investment income         .05          .05          .05          .05          .03
 -------------------------------------------------------------------------------------
 Less dividends
 declared                      .05          .05          .05          .05          .03
 -------------------------------------------------------------------------------------
 Net asset value, end
 of year                     $1.00         1.00         1.00         1.00         1.00
 -------------------------------------------------------------------------------------

 TOTAL RETURN                 5.38%        5.27         5.34         5.34         3.20

 RATIOS TO AVERAGE NET ASSETS
 -------------------------------------------------------------------------------------
 Expenses                      .48%         .45          .50          .52          .52
 -------------------------------------------------------------------------------------
 Net investment income        5.24%        5.14         5.20         5.19         3.14

 -------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
 Net assets at end of
 year (in thousands)    $4,538,627    4,361,935    4,225,775    4,025,098    4,148,789

Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

 ZURICH GOVERNMENT MONEY FUND

 PER SHARE OPERATING PERFORMANCE

                                         YEAR ENDED JULY 31,
                         ----------------------------------------------------
                           1998       1997       1996       1995       1994
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment income        .05        .05        .05        .05        .03
 ----------------------------------------------------------------------------
 Less dividends
 declared                     .05        .05        .05        .05        .03
 ----------------------------------------------------------------------------
 Net asset value, end
 of year                    $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 TOTAL RETURN                5.33%      5.26       5.34       5.36       3.20

 RATIOS TO AVERAGE NET ASSETS

 Expenses                     .43%       .44        .46        .46        .47
 ----------------------------------------------------------------------------
 Net investment income       5.20%      5.13       5.20       5.21       3.15

 SUPPLEMENTAL DATA
 Net assets at end of
 year (in thousands)     $686,871    671,139    672,041    603,601    707,368

 ZURICH TAX-FREE MONEY FUND

 PER SHARE OPERATING PERFORMANCE

                                         YEAR ENDED JULY 31,
                         ----------------------------------------------------
                            1998       1997       1996       1995       1994
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment income        .03        .03        .03        .03        .02
 ----------------------------------------------------------------------------
 Less dividends
 declared                     .03        .03        .03        .03        .02
 ----------------------------------------------------------------------------
 Net asset value, end
 of year                    $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 TOTAL RETURN                3.46%      3.39       3.44       3.53       2.33

 RATIOS TO AVERAGE NET ASSETS
 Expenses                     .36%       .37        .39        .40        .41
 ----------------------------------------------------------------------------
 Net investment income       3.39%      3.33       3.38       3.46       2.30

 SUPPLEMENTAL DATA
 Net assets at end of
 year (in thousands)     $815,894    771,315    729,018    760,143    792,131

TAX INFORMATION

All of the dividends from Zurich Money Market Fund and Zurich Government Money Fund are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Of the dividends paid from Zurich Tax-Free Money Fund for the taxable year ended July 31, 1998, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Zurich account, please call 1-888-987-4241.

                      (This page intentionally left blank)

TRUSTEES AND OFFICERS

TRUSTEES                       OFFICERS

DANIEL PIERCE                  MARK S. CASADY
Chairman and Trustee           President

DAVID W. BELIN                 PHILIP J. COLLORA
Trustee                        Vice President and
                               Secretary
LEWIS A. BURNHAM
Trustee                        JERARD K. HARTMAN
                               Vice President
DONALD L. DUNAWAY
Trustee                        THOMAS W. LITTAUER
                               Vice President
ROBERT B. HOFFMAN
Trustee                        ANN M. MCCREARY
                               Vice President
DONALD R. JONES
Trustee                        ROBERT C. PECK, JR.
                               Vice President
SHIRLEY D. PETERSON
Director                       KATHRYN L. QUIRK
                               Vice President
WILLIAM P. SOMMERS
Trustee                        FRANK J. RACHWALSKI, JR.
                               Vice President
EDMOND D. VILLANI
Trustee                        LINDA J. WONDRACK
                               Vice President

                               JOHN R. HEBBLE
                               Treasurer

                               MAUREEN E. KANE
                               Assistant Secretary

                               CAROLINE PEARSON
                               Assistant Secretary

                               ELIZABETH C. WERTH
                               Assistant Secretary

                               Brenda Lyons
                               ASSISTANT TREASURER


--------------------------------------------------------------------------------
LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT       KEMPER SERVICE COMPANY
                                P.O. Box 419066
                                Kansas City, MO 64141-6066

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT    INVESTORS FIDUCIARY TRUST COMPANY
                                801 Pennsylvania
                                Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS            ERNST & YOUNG LLP
                                233 South Wacker Drive
                                Chicago, IL 60606


This report must be preceded
or accompanied by a Zurich Money
Funds prospectus.

[RECYCLED LOGO]
Printed in the U.S.A. on recycled paper.


ZMF-2 (9/98)   1055260                                          [ZURICH LOGO]